Schedules of Investments (unaudited)
Impax High Yield Bond Fund	September 30, 2023

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 0.3%
FINANCIAL SERVICES: 0.1%
Diebold Nixdorf, Inc. (a)	40,701	$770,877

HEALTH CARE: 0.2%
Avantor, Inc. (a)	60,790	1,281,453

TOTAL COMMON STOCK		2,052,330
(Cost $3,713,104)

BONDS: 95.3%
COMMUNITY INVESTMENT NOTES: 0.2%
CEI Investment Note, 4.000%, 09/30/24 (b)(c)	$521,055	521,055
Envest Microfinance Fund, LLC, 4.380%, 10/25/23 (b)(c)	150,000	150,000
Envest Microfinance Fund, LLC, 4.000%, 04/20/26 (b)	250,000	237,173
(Cost $921,055)		908,228

CORPORATE BONDS: 91.2%
AUTOMOTIVE: 5.2%
Allison Transmission, Inc., 144A, 4.750%, 10/01/27 (d)	1,200,000	1,108,680
Allison Transmission, Inc., 144A, 5.875%, 06/01/29 (d)	1,925,000	1,817,104
Allison Transmission, Inc., 144A, 3.750%, 01/30/31 (d)	2,475,000	2,003,280
Dana, Inc., 4.500%, 02/15/32	3,900,000	3,033,980
Ford Motor Co., 3.250%, 02/12/32	3,850,000	2,970,827
Ford Motor Credit Co., LLC, 3.664%, 09/08/24	2,075,000	2,009,668
Ford Motor Credit Co., LLC, 5.125%, 06/16/25	3,750,000	3,633,461
Ford Motor Credit Co., LLC, 2.700%, 08/10/26	1,850,000	1,652,736
Ford Motor Credit Co., LLC, 4.000%, 11/13/30	1,375,000	1,149,686
Gates Global, LLC/Corp., 144A, 6.250%, 01/15/26 (d)	3,075,000	3,000,039
IHO Verwaltungs GmbH, 144A, 6.375%, 05/15/29 (d)	3,750,000	3,386,432
ZF North America Capital, Inc., 144A, 6.875%, 04/14/28 (d)	1,575,000	1,542,555
ZF North America Capital, Inc., 144A, 7.125%, 04/14/30 (d)	1,800,000	1,765,928
		29,074,376

BANKING: 0.5%
PNC Financial Services Group, Inc., The, 6.200%, 09/15/27 (e)	3,250,000	2,994,892

BASIC INDUSTRY: 7.9%
Advanced Drainage Systems, Inc., 144A, 5.000%, 09/30/27 (d)	1,600,000	1,496,407
Advanced Drainage Systems, Inc., 144A, 6.375%, 06/15/30 (d)	2,450,000	2,355,883
ATI, Inc., 7.250%, 08/15/30	1,325,000	1,316,679
ATI, Inc., 5.125%, 10/01/31	1,800,000	1,560,064
Avient Corp., 144A, 7.125%, 08/01/30 (d)	2,060,000	2,026,244
BCPE Ulysses Intermediate, Inc., 144A, 7.750%, 04/01/27 (d)	575,000	501,622
CVR Partners, LP/CVR Nitrogen Finance Corp., 144A, 6.125%, 06/15/28 (d)	2,800,000	2,519,269
Dycom Industries, Inc., 144A, 4.500%, 04/15/29 (d)	1,450,000	1,255,737
Great Lakes Dredge & Dock Corp., 144A, 5.250%, 06/01/29 (d)	2,150,000	1,766,177
Interface, Inc., 144A, 5.500%, 12/01/28 (d)	5,455,000	4,642,626
Knife River Corp., 144A, 7.750%, 05/01/31 (d)	2,250,000	2,257,459
MDC Holdings, Inc., 3.850%, 01/15/30	2,000,000	1,682,733
MDC Holdings, Inc., 6.000%, 01/15/43	2,500,000	2,095,225
Mercer International, Inc., 5.500%, 01/15/26	1,075,000	1,011,060
Mercer International, Inc., 144A, 12.875%, 10/01/28 (d)	1,800,000	1,821,956
Mercer International, Inc., 5.125%, 02/01/29	1,325,000	1,046,581
Novelis Corp., 144A, 4.750%, 01/30/30 (d)	2,300,000	1,993,616
Olympus Water US Holding Corp., 144A, 4.250%, 10/01/28 (d)	1,975,000	1,612,133
Olympus Water US Holding Corp., 144A, 9.750%, 11/15/28 (d)	800,000	799,271
Olympus Water US Holding Corp., 144A, 6.250%, 10/01/29 (d)	1,800,000	1,393,097
Shea Homes, LP/Funding Corp., 4.750%, 02/15/28	2,100,000	1,889,801
Shea Homes, LP/Funding Corp., 4.750%, 04/01/29	1,075,000	933,546
Standard Industries, Inc., 144A, 5.000%, 02/15/27 (d)	2,700,000	2,505,414
Standard Industries, Inc., 144A, 4.375%, 07/15/30 (d)	3,875,000	3,213,320
		43,695,920

CAPITAL GOODS: 8.6%
ARD Finance SA, 144A, 6.500%, 06/30/27 (d)	3,075,000	2,324,826
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 6.000%, 06/15/27 (d)	875,000	841,717
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 3.250%, 09/01/28 (d)	1,075,000	897,546
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 4.000%, 09/01/29 (d)	1,275,000	999,506
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 4.125%, 08/15/26 (d)	1,600,000	1,464,059
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 5.250%, 08/15/27 (d)	4,525,000	3,782,086
ATS Corp., 144A, 4.125%, 12/15/28 (d)	3,150,000	2,792,072
Ball Corp., 4.000%, 11/15/23	1,175,000	1,170,779
Ball Corp., 6.875%, 03/15/28	1,100,000	1,107,817
Ball Corp., 6.000%, 06/15/29	1,800,000	1,749,724
Chart Industries, Inc., 144A, 7.500%, 01/01/30 (d)	2,000,000	2,013,460
Chart Industries, Inc., 144A, 9.500%, 01/01/31 (d)	1,300,000	1,382,811
Clydesdale Acquisition Holdings, Inc., 144A, 8.750%, 04/15/30 (d)	2,350,000	2,018,977
Emerald Debt Merger Sub, LLC, 144A, 6.625%, 12/15/30 (d)	2,500,000	2,409,812
GrafTech Finance, Inc., 144A, 4.625%, 12/15/28 (d)	2,850,000	2,206,670
Graphic Packaging International, LLC, 144A, 3.750%, 02/01/30 (d)	5,400,000	4,521,419
Howmet Aerospace, Inc., 5.900%, 02/01/27	1,075,000	1,057,199
Howmet Aerospace, Inc., 6.750%, 01/15/28	2,025,000	2,041,322
OI European Group BV, 144A, 4.750%, 02/15/30 (d)	2,100,000	1,829,511
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 05/13/27 (d)	1,875,000	1,830,022
Owens-Brockway Glass Container, Inc., 144A, 7.250%, 05/15/31 (d)	1,667,000	1,631,576
Regal Rexnord Corp., 144A, 6.050%, 04/15/28 (d)	1,550,000	1,508,722
Regal Rexnord Corp., 144A, 6.400%, 04/15/33 (d)	3,450,000	3,326,670
Terex Corp., 144A, 5.000%, 05/15/29 (d)	3,150,000	2,824,999
		47,733,302

CONSUMER GOODS: 5.2%
BellRing Brands, Inc., 144A, 7.000%, 03/15/30 (d)	3,000,000	2,957,953
Darling Ingredients, Inc., 144A, 6.000%, 06/15/30 (d)	5,800,000	5,497,575
Lamb Weston Holdings, Inc., 144A, 4.125%, 01/31/30 (d)	2,100,000	1,798,227
Lamb Weston Holdings, Inc., 144A, 4.375%, 01/31/32 (d)	2,100,000	1,761,821
Land O’ Lakes, Inc., 144A, 7.000%, 09/18/28 (d)	1,685,000	1,213,200
Natura Cosmeticos SA, 144A, 4.125%, 05/03/28 (d)	372,000	319,812
Newell Brands, Inc., 4.875%, 06/01/25	1,200,000	1,151,068
Newell Brands, Inc., 6.375%, 09/15/27	1,775,000	1,698,866
Performance Food Group, Inc., 144A, 5.500%, 10/15/27 (d)	2,150,000	2,038,943
Post Holdings, Inc., 144A, 5.750%, 03/01/27 (d)	758,000	728,671
Post Holdings, Inc., 144A, 5.500%, 12/15/29 (d)	3,500,000	3,176,948
Post Holdings, Inc., 144A, 4.500%, 09/15/31 (d)	3,075,000	2,563,177
United Natural Foods, Inc., 144A, 6.750%, 10/15/28 (d)	5,375,000	4,104,619
		29,010,880

FINANCIAL SERVICES: 2.6%
Ally Financial, Inc., 5.750%, 11/20/25	2,425,000	2,356,428
Ally Financial, Inc., 6.700%, 02/14/33	3,100,000	2,694,209
Armor Holdco, Inc., 144A, 8.500%, 11/15/29 (d)	1,575,000	1,372,542
Block, Inc., 2.750%, 06/01/26	1,075,000	967,982
Block, Inc., 3.500%, 06/01/31	1,500,000	1,180,067
OneMain Finance Corp., 6.875%, 03/15/25	525,000	521,337
OneMain Finance Corp., 3.500%, 01/15/27	1,450,000	1,243,020
OneMain Finance Corp., 6.625%, 01/15/28	1,125,000	1,039,314
PennyMac Financial Services, Inc., 144A, 4.250%, 02/15/29 (d)	1,075,000	870,774
PennyMac Financial Services, Inc., 144A, 5.750%, 09/15/31 (d)	2,600,000	2,129,879
		14,375,552

HEALTH CARE: 7.7%
AdaptHealth, LLC, 144A, 6.125%, 08/01/28 (d)	2,075,000	1,793,567
AdaptHealth, LLC, 144A, 4.625%, 08/01/29 (d)	1,075,000	826,315
Avantor Funding, Inc., 144A, 4.625%, 07/15/28 (d)	5,600,000	5,111,478
Avantor Funding, Inc., 144A, 3.875%, 11/01/29 (d)	2,100,000	1,797,149
Bausch Health Cos., Inc., 144A, 6.125%, 02/01/27 (d)	1,900,000	1,184,739
Centene Corp., 4.250%, 12/15/27	1,075,000	991,972
Centene Corp., 4.625%, 12/15/29	1,250,000	1,127,244
Cheplapharm Arzneimittel GmbH, 144A, 5.500%, 01/15/28 (d)	2,525,000	2,293,861
Encompass Health Corp., 4.750%, 02/01/30	2,875,000	2,547,584
Fortrea Holdings, Inc., 144A, 7.500%, 07/01/30 (d)	2,500,000	2,435,663
Garden Spinco Corp., 144A, 8.625%, 07/20/30 (d)	2,650,000	2,768,867
HealthEquity, Inc., 144A, 4.500%, 10/01/29 (d)	2,050,000	1,768,382
IQVIA, Inc., 144A, 5.000%, 05/15/27 (d)	1,750,000	1,651,348
Medline Borrower, LP, 144A, 5.250%, 10/01/29 (d)	1,975,000	1,709,375
Organon & Co./Foreign Debt Co-Issuer BV, 144A, 4.125%, 04/30/28 (d)	1,425,000	1,239,556
Organon & Co./Foreign Debt Co-Issuer BV, 144A, 5.125%, 04/30/31 (d)	1,350,000	1,083,703
Prestige Brands, Inc., 144A, 5.125%, 01/15/28 (d)	2,175,000	2,027,217
Prestige Brands, Inc., 144A, 3.750%, 04/01/31 (d)	900,000	725,621
Star Parent, Inc., 144A, 9.000%, 10/01/30 (d)	1,050,000	1,062,340
Tenet Healthcare Corp., 5.125%, 11/01/27	3,600,000	3,353,867
Tenet Healthcare Corp., 6.125%, 10/01/28	1,825,000	1,714,916
Tenet Healthcare Corp., 6.125%, 06/15/30	3,425,000	3,215,388
		42,430,152

INSURANCE: 1.7%
GTCR AP Finance, Inc., 144A, 8.000%, 05/15/27 (d)	3,150,000	3,099,279
HUB International, Ltd., 144A, 7.250%, 06/15/30 (d)	2,900,000	2,897,854
Liberty Mutual Group, Inc., 144A, 4.125%, 12/15/51 (d)(e)	4,200,000	3,459,813
		9,456,946

LEISURE: 2.9%
Lindblad Expeditions Holdings, Inc., 144A, 9.000%, 05/15/28 (d)	1,825,000	1,822,965
Lindblad Expeditions, LLC, 144A, 6.750%, 02/15/27 (d)	1,475,000	1,382,518
MGM Resorts International, 6.750%, 05/01/25	1,075,000	1,070,419
MGM Resorts International, 5.500%, 04/15/27	3,225,000	3,011,998
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 144A, 5.875%, 10/01/28 (d)	1,050,000	960,524
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 144A, 4.875%, 05/15/29 (d)	3,600,000	3,049,758
Viking Cruises, Ltd., 144A, 7.000%, 02/15/29 (d)	2,000,000	1,842,130
Viking Ocean Cruises Ship VII, Ltd., 144A, 5.625%, 02/15/29 (d)	3,150,000	2,854,073
		15,994,385

MEDIA: 10.4%
Cars.com, Inc., 144A, 6.375%, 11/01/28 (d)	3,750,000	3,411,131
CCO Holdings, LLC/Capital Corp., 144A, 5.125%, 05/01/27 (d)	1,075,000	1,002,718
CCO Holdings, LLC/Capital Corp., 144A, 5.375%, 06/01/29 (d)	3,275,000	2,941,730
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (d)	8,375,000	7,040,832
CCO Holdings, LLC/Capital Corp., 144A, 7.375%, 03/01/31 (d)	2,000,000	1,932,908
CCO Holdings, LLC/Capital Corp., 4.500%, 05/01/32	3,925,000	3,084,551
Cimpress, PLC, 7.000%, 06/15/26	1,925,000	1,803,937
Clear Channel International BV, 144A, 6.625%, 08/01/25 (d)	1,410,000	1,395,424
Clear Channel Outdoor Holdings, Inc., 144A, 7.750%, 04/15/28 (d)	2,500,000	1,999,804
CSC Holdings, LLC, 144A, 6.500%, 02/01/29 (d)	800,000	663,673
CSC Holdings, LLC, 144A, 5.750%, 01/15/30 (d)	2,725,000	1,530,812
CSC Holdings, LLC, 144A, 4.125%, 12/01/30 (d)	2,025,000	1,435,156
DIRECTV Financing, LLC/Co.-Obligor, Inc., 144A, 5.875%, 08/15/27 (d)	4,025,000	3,563,936
DISH DBS Corp., 5.875%, 11/15/24	875,000	815,835
DISH DBS Corp., 7.375%, 07/01/28	2,025,000	1,279,322
DISH DBS Corp., 144A, 5.750%, 12/01/28 (d)	1,575,000	1,213,734
DISH Network Corp., 144A, 11.750%, 11/15/27 (d)	2,300,000	2,320,564
Gray Escrow II, Inc., 144A, 5.375%, 11/15/31 (d)	2,875,000	1,885,216
Gray Television, Inc., 144A, 4.750%, 10/15/30 (d)	3,175,000	2,107,330
iHeartCommunications, Inc., 8.375%, 05/01/27	1,000,000	718,754
iHeartCommunications, Inc., 144A, 5.250%, 08/15/27 (d)	1,675,000	1,330,028
iHeartCommunications, Inc., 144A, 4.750%, 01/15/28 (d)	2,025,000	1,551,327
Nexstar Media, Inc., 144A, 5.625%, 07/15/27 (d)	1,550,000	1,381,314
Nexstar Media, Inc., 144A, 4.750%, 11/01/28 (d)	2,025,000	1,678,551
Sirius XM Radio, Inc., 144A, 4.000%, 07/15/28 (d)	1,700,000	1,452,808
Sirius XM Radio, Inc., 144A, 5.500%, 07/01/29 (d)	2,075,000	1,837,747
Sirius XM Radio, Inc., 144A, 4.125%, 07/01/30 (d)	2,025,000	1,623,584
Univision Communications, Inc., 144A, 4.500%, 05/01/29 (d)	3,725,000	3,037,024
VTR Comunicaciones SpA, 144A, 5.125%, 01/15/28 (d)	1,803,000	1,016,771
VTR Finance NV, 144A, 6.375%, 07/15/28 (d)	1,175,000	444,427
		57,500,948

REAL ESTATE: 4.3%
Five Point Operating Co., LP/Capital Corp., 144A, 7.875%, 11/15/25 (d)	3,595,000	3,396,151
HAT Holdings I ,LLC/HAT Holdings II, LLC, 144A, 3.375%, 06/15/26 (d)	2,750,000	2,447,248
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 6.000%, 04/15/25 (d)	1,475,000	1,436,854
Iron Mountain, Inc., 144A, 5.000%, 07/15/28 (d)	1,925,000	1,753,253
Iron Mountain, Inc., 144A, 4.875%, 09/15/29 (d)	5,050,000	4,431,952
Kennedy-Wilson, Inc., 4.750%, 02/01/30	1,925,000	1,438,880
Kennedy-Wilson, Inc., 5.000%, 03/01/31	2,175,000	1,590,968
Rithm Capital Corp., 144A, 6.250%, 10/15/25 (d)	2,175,000	2,066,207
Uniti Group, LP/Finance, Inc./CSL Capital, LLC, 144A, 10.500%, 02/15/28 (d)	1,550,000	1,519,663
Uniti Group, LP/Finance, Inc./CSL Capital, LLC, 144A, 4.750%, 04/15/28 (d)	3,075,000	2,514,819
Uniti Group, LP/Finance, Inc./CSL Capital, LLC, 144A, 6.500%, 02/15/29 (d)	2,075,000	1,361,575
		23,957,570

RETAIL: 5.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 4.625%, 01/15/27 (d)	2,200,000	2,079,348
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 6.500%, 02/15/28 (d)	2,000,000	1,979,034
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 3.500%, 03/15/29 (d)	1,175,000	1,002,828
Bath & Body Works, Inc., 144A, 6.625%, 10/01/30 (d)	2,750,000	2,581,094
Bath & Body Works, Inc., 6.950%, 03/01/33	2,400,000	2,150,190
Crocs, Inc., 144A, 4.250%, 03/15/29 (d)	2,600,000	2,153,755
Crocs, Inc., 144A, 4.125%, 08/15/31 (d)	3,050,000	2,363,232
Macy’s Retail Holdings, LLC, 144A, 5.875%, 04/01/29 (d)	825,000	723,150
Macy’s Retail Holdings, LLC, 144A, 6.125%, 03/15/32 (d)	1,525,000	1,260,230
Macy’s Retail Holdings, LLC, 144A, 6.700%, 07/15/34 (d)	2,700,000	2,157,381
Macy’s Retail Holdings, LLC, 5.125%, 01/15/42	1,000,000	619,547
New Albertsons, LP, 7.750%, 06/15/26	1,025,000	1,042,589
NMG Holding Co., Inc./Neiman Marcus Group, LLC, 144A, 7.125%, 04/01/26 (d)	2,400,000	2,254,649
Safeway, Inc., 7.250%, 02/01/31	2,925,000	3,023,353
SEG Holding, LLC/Finance Corp., 144A, 5.625%, 10/15/28 (d)	3,800,000	3,812,634
Victoria’s Secret & Co., 144A, 4.625%, 07/15/29 (d)	2,175,000	1,579,443
		30,782,457

SERVICES: 9.2%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 144A, 6.125%, 10/15/26 (d)	2,650,000	2,505,920
Albion Financing 2 SARL, 144A, 8.750%, 04/15/27 (d)	1,050,000	979,125
Camelot Finance SA, 144A, 4.500%, 11/01/26 (d)	2,175,000	2,010,372
Clarivate Science Holdings Corp., 144A, 3.875%, 07/01/28 (d)	2,425,000	2,102,197
Clean Harbors, Inc., 144A, 6.375%, 02/01/31 (d)	2,000,000	1,947,222
GFL Environmental, Inc., 144A, 4.000%, 08/01/28 (d)	2,925,000	2,558,663
GPD Cos., Inc., 144A, 10.125%, 04/01/26 (d)	3,725,000	3,438,607
GYP Holdings III Corp., 144A, 4.625%, 05/01/29 (d)	1,925,000	1,660,091
Hertz Corp, The, 144A, 5.000%, 12/01/29 (d)	3,475,000	2,725,465
Maxim Crane Works Holdings Capital, LLC, 144A, 11.500%, 09/01/28 (d)	2,200,000	2,145,000
NESCO Holdings II, Inc., 144A, 5.500%, 04/15/29 (d)	3,400,000	2,987,601
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 5.750%, 04/15/26 (d)	2,050,000	1,991,018
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 6.250%, 01/15/28 (d)	3,831,000	3,552,556
Staples, Inc., 144A, 7.500%, 04/15/26 (d)	4,300,000	3,542,827
Staples, Inc., 144A, 10.750%, 04/15/27 (d)	2,925,000	1,721,436
United Rentals North America, Inc., 5.250%, 01/15/30	3,550,000	3,288,109
WASH Multifamily Acquisition, Inc., 144A, 5.750%, 04/15/26 (d)	4,050,000	3,786,345
White Cap Buyer, LLC, 144A, 6.875%, 10/15/28 (d)	1,800,000	1,593,064
Williams Scotsman International, Inc., 144A, 4.625%, 08/15/28 (d)	2,425,000	2,173,043
Williams Scotsman, Inc., 144A, 7.375%, 10/01/31 (d)	1,800,000	1,791,305
ZipRecruiter, Inc., 144A, 5.000%, 01/15/30 (d)	3,208,000	2,522,229
		51,022,195

TECHNOLOGY & ELECTRONICS: 8.4%
Castle US Holding Corp., 144A, 9.500%, 02/15/28 (d)	1,625,000	879,052
Ciena Corp., 144A, 4.000%, 01/31/30 (d)	2,300,000	1,948,802
Coherent Corp., 144A, 5.000%, 12/15/29 (d)	4,300,000	3,734,163
CommScope, Inc., 144A, 6.000%, 03/01/26 (d)	1,850,000	1,729,008
CommScope, Inc., 144A, 7.125%, 07/01/28 (d)	2,346,000	1,407,600
Crowdstrike Holdings, Inc., 3.000%, 02/15/29	835,000	704,095
Entegris Escrow Corp., 144A, 5.950%, 06/15/30 (d)	2,125,000	1,972,950
Gen Digital, Inc., 144A, 6.750%, 09/30/27 (d)	2,000,000	1,962,539
Gen Digital, Inc., 144A, 7.125%, 09/30/30 (d)	1,150,000	1,134,363
Imola Merger Corp., 144A, 4.750%, 05/15/29 (d)	3,625,000	3,180,524
McAfee Corp., 144A, 7.375%, 02/15/30 (d)	1,650,000	1,383,299
NCR Corp., 144A, 5.125%, 04/15/29 (d)	5,675,000	5,005,882
Nokia Oyj, 6.625%, 05/15/39	3,025,000	2,714,352
Open Text Corp., 144A, 6.900%, 12/01/27 (d)	2,000,000	2,006,352
Open Text Corp., 144A, 3.875%, 12/01/29 (d)	3,375,000	2,778,025
PTC, Inc., 144A, 4.000%, 02/15/28 (d)	1,675,000	1,503,045
Rackspace Technology Global, Inc., 144A, 5.375%, 12/01/28 (d)	1,350,000	454,443
Sensata Technologies BV, 144A, 5.875%, 09/01/30 (d)	3,775,000	3,520,918
VM Consolidated, Inc., 144A, 5.500%, 04/15/29 (d)	4,725,000	4,258,353
ZoomInfo Technologies, LLC/Finance Corp., 144A, 3.875%, 02/01/29 (d)	5,019,000	4,187,778
		46,465,543

TELECOMMUNICATIONS: 8.1%
Altice Financing SA, 144A, 5.750%, 08/15/29 (d)	3,000,000	2,462,426
Altice France Holding SA, 144A, 10.500%, 05/15/27 (d)	4,070,000	2,544,019
Altice France Holding SA, 144A, 6.000%, 02/15/28 (d)	1,025,000	508,339
Altice France SA, 144A, 5.500%, 01/15/28 (d)	3,275,000	2,527,539
Altice France SA, 144A, 5.125%, 07/15/29 (d)	4,050,000	2,885,244
Cogent Communications Group, Inc., 144A, 7.000%, 06/15/27 (d)	2,379,000	2,274,229
Digicel International Finance, Ltd./Holdings, Ltd., 144A, 8.750%, 05/25/24 (d)	1,000,000	901,765
Digicel, Ltd., 144A, 6.750%, 03/01/23 (d)(f)	900,000	27,000
Frontier Communications Holdings, LLC, 144A, 5.000%, 05/01/28 (d)	2,725,000	2,330,059
Frontier Communications Holdings, LLC, 144A, 6.750%, 05/01/29 (d)	1,075,000	828,489
Frontier Communications Holdings, LLC, 144A, 8.750%, 05/15/30 (d)	1,750,000	1,663,419
LCPR Senior Secured Financing DAC, 144A, 6.750%, 10/15/27 (d)	1,255,000	1,154,299
LCPR Senior Secured Financing DAC, 144A, 5.125%, 07/15/29 (d)	2,450,000	1,973,792
Level 3 Financing, Inc., 144A, 3.400%, 03/01/27 (d)	1,275,000	1,194,974
Level 3 Financing, Inc., 144A, 4.625%, 09/15/27 (d)	1,925,000	1,387,207
Ligado Networks, LLC, 144A, 15.500%, 11/01/23 (d)	3,034,777	900,599
Lumen Technologies, Inc., 144A, 5.125%, 12/15/26 (d)	987,000	542,327
Lumen Technologies, Inc., 144A, 4.000%, 02/15/27 (d)	900,000	593,843
Sable International Finance, Ltd., 144A, 5.750%, 09/07/27 (d)	2,864,000	2,602,016
Sprint Capital Corp., 6.875%, 11/15/28	2,025,000	2,092,577
Sprint Capital Corp., 8.750%, 03/15/32	1,950,000	2,257,566
Sprint, LLC, 7.125%, 06/15/24	2,529,000	2,546,571
Telecom Italia Capital SA, 7.200%, 07/18/36	1,625,000	1,447,459
Virgin Media Finance, PLC, 144A, 5.000%, 07/15/30 (d)	925,000	728,302
Virgin Media Secured Finance, PLC, 144A, 5.500%, 05/15/29 (d)	2,575,000	2,296,383
Vmed O2 UK Financing I, PLC, 144A, 4.750%, 07/15/31 (d)	2,100,000	1,699,043
VZ Secured Financing BV, 144A, 5.000%, 01/15/32 (d)	3,250,000	2,556,513
		44,925,999

UTILITY: 2.9%
Clearway Energy Operating, LLC, 144A, 4.750%, 03/15/28 (d)	2,175,000	1,947,538
Clearway Energy Operating, LLC, 144A, 3.750%, 02/15/31 (d)	1,925,000	1,520,921
Clearway Energy Operating, LLC, 144A, 3.750%, 01/15/32 (d)	1,150,000	895,281
Leeward Renewable Energy Operations, LLC, 144A, 4.250%, 07/01/29 (d)	4,500,000	3,704,229
Pattern Energy Operations, LP/Inc., 144A, 4.500%, 08/15/28 (d)	2,650,000	2,304,493
Sunnova Energy Corp., 144A, 5.875%, 09/01/26 (d)	2,900,000	2,489,795
TerraForm Power Operating, LLC, 144A, 5.000%, 01/31/28 (d)	1,525,000	1,385,714
TerraForm Power Operating, LLC, 144A, 4.750%, 01/15/30 (d)	2,025,000	1,732,701
		15,980,672

TOTAL CORPORATE BONDS		505,401,789
(Cost $573,614,216)

LOANS: 3.9%
BASIC INDUSTRY: 1.1%
Aruba Investments Holdings, LLC, aka Angus Chemical, 9.318%, 11/24/27 (e)	1,777,330	1,748,448
ASP Unifrax Holdings, Inc., 9.160%, 12/12/25 (e)	1,979,275	1,851,958
LBM Acquisition, LLC, 9.069%, 12/18/27 (e)	2,375,000	2,323,724
		5,924,130

CONSUMER GOODS: 0.8%
AI Aqua Merger Sub, Inc., aka Culligan, 9.067%, 07/30/28 (e)	1,980,000	1,963,140
Whole Earth Brands, Inc., 9.941%, 02/05/28 (e)	3,000,752	2,741,937
		4,705,077

FINANCIAL SERVICES: 0.3%
Diebold Nixdorf, Inc., 12.832%, 08/11/28 (e)	1,884,260	1,892,899

HEALTH CARE: 0.7%
Medline Borrower, LP, 8.582%, 10/21/28 (e)	3,962,293	3,956,210

TECHNOLOGY & ELECTRONICS: 0.3%
McAfee Corp., 9.169%, 03/01/29 (e)	1,728,125	1,690,858

TELECOMMUNICATIONS: 0.2%
Digicel International Finance, Ltd., 8.884%, 05/27/24 (e)	974,167	882,030

TRANSPORTATION: 0.5%
SkyMiles IP, Ltd., aka Delta Airlines, Inc., 9.068%, 10/20/27 (e)	2,550,000	2,643,241

TOTAL LOANS		21,694,445
(Cost $21,868,785)

TOTAL BONDS		528,004,462
(Cost $596,404,056)

CERTIFICATES OF DEPOSIT: 0.1%
Shared Interest, Inc., 0.550%, 09/30/24 (b)	500,000	500,000
(Cost $500,000)

TOTAL INVESTMENTS: 95.7%		530,556,792
(Cost $600,617,160)

Other assets and liabilities - (net): 4.3%		24,105,605

Net Assets: 100.0%		$554,662,397

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Security valued using significant unobservable inputs.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(e)	Rate shown reflects the accrual rate as of September 30, 2023 on securities with variable or step rates.
(f)	Maturity has been delayed

LP-Limited Partnership

September 30, 2023
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2023, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held two securities fair valued at $454,521, representing 0.05% of the Fund’s net asset value and the High Yield Bond Fund held two securities fair valued at $671,055, representing 0.12% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2023:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,225,307,594	$-	$-	$1,225,307,594
Total	$1,225,307,594	$-	$-	$1,225,307,594
Small Cap
Common Stocks	$597,484,456	$-	$-	$597,484,456
Total	$597,484,456	$-	$-	$597,484,456
US Sustainable Economy
Common Stocks	$257,937,266	$-	$-	$257,937,266
Total	$257,937,266	$-	$-	$257,937,266
Global Sustainable Infrastructure
Common Stocks	$54,862,354	$46,295,659	$-	$101,158,013
Closed-End Funds	-	505,460	-	505,460
Total	$54,862,354	$46,801,119	$-	$101,663,473
Global Opportunities
Common Stocks	$58,743,710	$48,516,123	$-	$107,259,833
Preferred Stocks	-	2,154,431	-	2,154,431
Total	$58,743,710	$50,670,554	$-	$109,414,264
Global Environmental Markets
Common Stocks	$1,362,346,648	$828,534,089	$-	$2,190,880,737
Total	$1,362,346,648	$828,534,089	$-	$2,190,880,737
Global Women’s Leadership
Common Stocks	$495,785,731	$248,124,891	$-	$743,910,622
Preferred Stocks	-	248,307	-	248,307
Total	$495,785,731	$248,373,198	$-	$744,158,929
International Sustainable Economy
Common Stocks	$4,893,519	$986,144,502	$-	$991,038,021
Preferred Stocks	-	15,119,924	-	15,119,924
Total	$4,893,519	$1,001,264,426	$-	$1,006,157,945
Core Bond
Community Investment Notes	$-	$237,173	$454,521	$691,694
Corporate Bonds	-	304,123,576	-	304,123,576
U.S. Gov't Agency Bonds	-	11,035,594	-	11,035,594
Government Bonds	-	6,216,909	-	6,216,909
Supranational Bonds	-	91,381,091	-	91,381,091
Municipal Bonds	-	10,673,738	-	10,673,738
U.S. Treasury Notes	-	140,158,414	-	140,158,414
Asset-Backed Securities	-	51,124,227	-	51,124,227
Mortgage-Backed Securities	-	216,450,025	-	216,450,025
Total	$-	$831,400,747	$454,521	$831,855,268
High Yield Bond
Community Investment Notes	$-	$237,173	$671,055	$908,228
Common Stocks	2,052,330	-	-	2,052,330
Corporate Bonds	-	505,401,789	-	505,401,789
Loans	-	21,694,445	-	21,694,445
Medium Term Certificates of Deposit	-	500,000	-	500,000
Total	$2,052,330	$527,833,407	$671,055	$530,556,792
Sustainable Allocation
Affiliated Investment Companies	$2,113,406,882	-	-	$2,113,406,882
Total	$2,113,406,882	$-	$-	$2,113,406,882

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurementsThe Core Bond Fund and High Yield Bond Fund each hold a position in the same promissory note and community investment note, which are both valued at par.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2023, the Sustainable Allocation Fund held the following investments in affiliated Funds:

									Net change in
									Unrealized
		Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Appreciation/	Value at
Fund		12/31/22	Additions	Reductions	09/30/23	12/31/22	Income	Gains/Losses[1]	Depreciation	09/30/23

Sustainable Allocation
	Large Cap	75,268,533	311,912	8,987,370	66,593,075	$ 870,104,236	$ 3,926,967	$ 12,773,348	$ 42,335,192	$ 813,101,441
	Small Cap	4,176,980	1,464,715	-	5,641,695	59,689,044	-	-	1,000,294	82,989,338
	Global Sustainable Infrastructure	7,971,319	105,484	-	8,076,803	68,314,199	947,248	-	(1,739,377)	67,522,070
	Global Opportunities	4,082,111	13,285	-	4,095,396	56,129,027	201,273	-	2,274,823	58,605,122
	Global Environmental Markets	2,635,835	20,868	-	2,656,703	51,609,644	444,489	-	814,252	52,868,384
	Global Women's Leadership	2,057,973	37,627	-	2,095,600	56,491,351	1,113,007	-	1,680,158	59,284,517
	International Sustainable Economy	11,578,384	203,421	-	11,781,805	99,689,886	1,922,324	-	4,541,849	106,154,059
	Core Bond	85,316,699	8,160,156	1,167,718	92,309,137	740,548,945	17,902,717	(2,643,211)	(22,990,521)	776,319,840
	High Yield	16,220,310	720,411	-	16,940,721	92,617,968	4,174,081	-	(229,938)	96,562,111
	Total					$ 2,095,194,300	$ 30,632,106	$ 10,130,137	$ 27,686,732	$ 2,113,406,882

1	Includes realized capital gain distributions from an affiliated fund, if any.